102 P-1


                    SUPPLEMENT DATED AUGUST 1, 2007 TO THE
                       PROSPECTUS DATED JANUARY 1, 2007
                                      OF
                             TEMPLETON WORLD FUND

The prospectus is amended as follows:

I. The manager line-up in the "Management" section on page 12 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

JEFFREY A. EVERETT CFA, PRESIDENT, CHAIRMAN AND DIRECTOR OF GLOBAL ADVISORS
Mr. Everett has been a manager of the Fund since 1993. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

TUCKER SCOTT CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Scott has been a manager of the Fund since August 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

MURDO MURCHISON CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Murchison has been a manager of the Fund since 2001, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1993.

LISA F. MYERS CFA, SENIOR VICE PRESIDENT OF GLOBAL ADVISORS
Ms. Myers has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

                Please keep this supplement for future reference.











104 P-1


                     SUPPLEMENT DATED AUGUST 1, 2007 TO THE
                        PROSPECTUS DATED JANUARY 1, 2007
                                       OF
                             TEMPLETON FOREIGN FUND

The prospectus is amended as follows:

I. The manager line-up in the "Management" section on page 14 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

JEFFREY A. EVERETT CFA, PRESIDENT, CHAIRMAN AND DIRECTOR OF GLOBAL ADVISORS
Mr. Everett has been a manager of the Fund since 2001. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

TUCKER SCOTT CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Scott has been a manager of the Fund since August 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

MURDO MURCHISON CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Murchison has been a manager of the Fund since 2001, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1993.

LISA F. MYERS CFA, SENIOR VICE PRESIDENT OF GLOBAL ADVISORS
Ms. Myers has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

                Please keep this supplement for future reference.